Future Minimum Contractual Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Future Minimum Non-cancellable Contractual Revenue - Operating Lease, payments to be received

Period	Amount
2025	$768,697
2026	515,166
2027	340,070
2028	247,171
2029	136,906
2030 and thereafter	29,843
Total	$2,037,853